Summary of Per Share Amounts (Detail) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Shares And Adjusted Weighted Average Shares [Abstract]
Net loss for the period	$ (294,270)	$ (132,036)
Weighted average shares outstanding – basic	293,560	293,239
Effect of stock options and other equity compensation plans	0	0
Weighted average shares outstanding – diluted	293,560	293,239